Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	43
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643		54.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32%		April 15, 2016
Class A-2a Notes	$215,000,000.00	0.81%		January 15, 2018
Class A-2b Notes	$331,400,000.00	2.40844%	*	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.28%		September 15, 2019
Class A-4 Notes	$111,780,000.00	1.64%		June 15, 2020
Class B Notes	$47,380,000.00	2.03%		August 15, 2020
Class C Notes	$31,590,000.00	2.20%		November 15, 2020
Class D Notes	$31,590,000.00	2.70%		September 15, 2021
Total	$1,610,940,000.00
	* One-month LIBOR + 0.25%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$514,239.05

Principal:
Principal Collections	$9,862,049.76
Prepayments in Full	$3,842,497.19
Liquidation Proceeds	$100,404.12
Recoveries	$85,638.21
Sub Total	$13,890,589.28
Collections	$14,404,828.33

Purchase Amounts:
Purchase Amounts Related to Principal	$167,464.86
Purchase Amounts Related to Interest	$864.81
Sub Total	$168,329.67

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$14,573,158.00

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	43
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$14,573,158.00
Servicing Fee	$153,836.98	$153,836.98	$0.00	$0.00	$14,419,321.02
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$14,419,321.02
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$14,419,321.02
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$14,419,321.02
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$14,419,321.02
Interest - Class A-4 Notes	$90,280.80	$90,280.80	$0.00	$0.00	$14,329,040.22
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,329,040.22
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$14,248,889.05
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,248,889.05
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$14,190,974.05
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,190,974.05
Interest- Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$14,119,896.55
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,119,896.55
Regular Principal Payment	$13,288,373.68	$13,288,373.68	$0.00	$0.00	$831,522.87
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$831,522.87
Residual Released to Depositor	$0.00	$831,522.87	$0.00	$0.00	$0.00
Total		$14,573,158.00

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$13,288,373.68
Total					$13,288,373.68
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$13,288,373.68	$118.88	$90,280.80	$0.81	$13,378,654.48	$119.69
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$13,288,373.68	$8.25	$299,424.47	$0.19	$13,587,798.15	$8.44

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	43

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$66,059,123.08	0.5909744	$52,770,749.40	0.4720947
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$176,619,123.08	0.1096373	$163,330,749.40	0.1013885

Pool Information
Weighted Average APR	3.521%	3.541%
Weighted Average Remaining Term	21.18	20.45
Number of Receivables Outstanding	22,666	21,746
Pool Balance	$184,604,374.08	$170,542,818.37
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$176,619,123.08	$163,330,749.40
Pool Factor	0.1105814	0.1021583

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$8,346,990.41
Yield Supplement Overcollateralization Amount	$7,212,068.97
Targeted Overcollateralization Amount	$7,212,068.97
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$7,212,068.97

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	43
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		112	$89,139.78
(Recoveries)		139	$85,638.21
Net Loss for Current Collection Period			$3,501.57
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0228%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1534%
Second Prior Collection Period			0.7331%
Prior Collection Period			0.9704%
Current Collection Period			0.0237%
Four Month Average (Current and Prior Three Collection Periods)			0.4701%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5696	$14,269,321.57
(Cumulative Recoveries)			$2,538,596.62
Cumulative Net Loss for All Collection Periods			$11,730,724.95
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7027%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,505.15
Average Net Loss for Receivables that have experienced a Realized Loss			$2,059.47

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.25%	319	$3,829,486.17
61-90 Days Delinquent	0.24%	33	$416,851.81
91-120 Days Delinquent	0.08%	9	$139,565.35
Over 120 Days Delinquent	0.34%	42	$583,351.83
Total Delinquent Receivables	2.91%	403	$4,969,255.16

Repossession Inventory:
Repossessed in the Current Collection Period		10	$133,884.60
Total Repossessed Inventory		19	$237,533.87

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3850%
Prior Collection Period			0.3971%
Current Collection Period			0.3863%
Three Month Average			0.3895%

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	43

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer